Distillate Small/Mid Cash Flow ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Basic Materials - 2.5%
CF Industries Holdings, Inc.	15,647	$1,335,002
Mosaic Company	25,321	622,390
Sylvamo Corporation	6,997	552,903
		2,510,295

Communications - 5.1%
Cars.com, Inc. (a)	25,525	442,348
Etsy, Inc. (a)	20,156	1,066,051
Interpublic Group of Companies, Inc.	26,016	728,968
Match Group, Inc. (a)	25,593	837,147
Scholastic Corporation	19,028	405,867
Shutterstock, Inc.	15,636	474,553
TripAdvisor, Inc. (a)	36,106	533,286
Ziff Davis, Inc. (a)	9,831	534,217
		5,022,437

Consumer, Cyclical - 28.9%(b)
Academy Sports & Outdoors, Inc.	14,398	828,317
Adient PLC (a)	26,261	452,477
Allison Transmission Holdings, Inc.	8,238	890,198
BlueLinx Holdings, Inc. (a)	4,303	439,594
BorgWarner, Inc.	18,722	595,172
Buckle, Inc.	10,316	524,156
Caleres, Inc.	15,918	368,661
Carter's, Inc.	12,727	689,676
Cavco Industries, Inc. (a)	3,005	1,340,921
Columbia Sportswear Company	8,140	683,190
Crocs, Inc. (a)	14,352	1,571,975
Dillard's, Inc. - Class A	3,621	1,563,331
Ethan Allen Interiors, Inc.	16,229	456,197
Everi Holdings, Inc. (a)	36,600	494,466
G-III Apparel Group, Ltd. (a)	16,018	522,507
GMS, Inc. (a)	7,190	609,928
Golden Entertainment, Inc.	15,397	486,545
KB Home	10,674	701,495
LCI Industries	6,013	621,684
LKQ Corporation	17,702	650,548
Malibu Boats, Inc. - Class A (a)	11,715	440,367
Mattel, Inc. (a)	30,961	548,938
Monarch Casino & Resort, Inc.	6,212	490,127
ODP Corporation (a)	20,871	474,607
Oxford Industries, Inc.	7,613	599,752
PC Connection, Inc.	6,934	480,318
PVH Corporation	8,513	900,250
REV Group, Inc.	16,348	521,011
Revelyst, Inc. (a)	27,598	530,710
Sally Beauty Holdings, Inc. (a)	37,665	393,599
ScanSource, Inc. (a)	9,842	467,003
Shoe Carnival, Inc.	14,704	486,408
Signet Jewelers, Ltd.	9,687	781,838
Steven Madden, Ltd.	12,945	550,421
Tapestry, Inc.	24,489	1,599,866
Taylor Morrison Home Corporation (a)	10,460	640,257
Thor Industries, Inc.	8,236	788,268
Toll Brothers, Inc.	9,863	1,242,245
Tri Pointe Homes, Inc. (a)	13,112	475,441
Victoria's Secret & Company (a)	16,068	665,537
Wabash National Corporation	25,752	441,132
Winnebago Industries, Inc.	11,100	530,358
		28,539,491

Consumer, Non-cyclical - 15.9%
Andersons, Inc.	10,984	445,072
Brink's Company	7,437	689,931
Cal-Maine Foods, Inc.	7,567	778,796
Collegium Pharmaceutical, Inc. (a)	16,847	482,667
Euronet Worldwide, Inc. (a)	6,331	651,080
Grand Canyon Education, Inc. (a)	5,633	922,685
H&R Block, Inc.	14,948	789,852
Harmony Biosciences Holdings, Inc. (a)	15,640	538,172
Heidrick & Struggles International, Inc.	10,941	484,796
Innoviva, Inc. (a)	26,687	463,019
Jazz Pharmaceuticals PLC (a)	9,599	1,182,117
Kforce, Inc.	8,377	474,976
Korn Ferry	7,632	514,778
ManpowerGroup, Inc.	9,906	571,774
Molson Coors Beverage Company - Class B	15,988	916,432
Option Care Health, Inc. (a)	24,367	565,314
Pacira BioSciences, Inc. (a)	29,059	547,472
Pediatrix Medical Group, Inc. (a)	33,799	443,443
Perdoceo Education Corporation	18,557	491,204
Prestige Consumer Healthcare, Inc. (a)	7,478	583,957
PROG Holdings, Inc.	11,379	480,877
Quanex Building Products Corporation	17,587	426,309
Supernus Pharmaceuticals, Inc. (a)	14,339	518,498
Upbound Group, Inc.	15,102	440,525
WEX, Inc. (a)	7,232	1,267,914
		15,671,660

Energy - 16.1%
Alpha Metallurgical Resources, Inc.	4,852	970,982
Antero Resources Corporation (a)	23,451	821,958
APA Corporation	32,757	756,359
Arch Resources, Inc.	7,196	1,016,219
California Resources Corporation	11,039	572,814
ChampionX Corporation	19,202	522,102
Chord Energy Corporation	12,615	1,474,946
Civitas Resources, Inc.	13,646	625,942
CONSOL Energy, Inc.	9,139	974,948
Gulfport Energy Corporation (a)	5,810	1,070,202
Helix Energy Solutions Group, Inc. (a)	46,521	433,576
Helmerich & Payne, Inc.	17,276	553,178
HF Sinclair Corporation	16,777	588,034
Magnolia Oil & Gas Corporation - Class A	20,481	478,846
Matador Resources Company	13,092	736,556
Murphy Oil Corporation	18,097	547,615
Ovintiv, Inc.	20,057	812,308
Peabody Energy Corporation	26,138	547,330
Range Resources Corporation	18,651	671,063
SM Energy Company	14,466	560,702
SunCoke Energy, Inc.	39,296	420,467
Weatherford International PLC	10,187	729,695
		15,885,842

Financial - 3.9%
Artisan Partners Asset Management, Inc. - Class A	11,285	485,819
eXp World Holdings, Inc.	36,287	417,664
Federated Hermes, Inc. - Class B	12,873	529,209
International Money Express, Inc. (a)	23,710	493,879
SEI Investments Company	9,352	771,353
Victory Capital Holdings, Inc. - Class A	9,263	606,356
Virtus Investment Partners, Inc.	2,487	548,583
		3,852,863

Industrial - 15.3%
A.O. Smith Corporation	11,258	767,908
American Woodmark Corporation (a)	6,398	508,833
Apogee Enterprises, Inc.	6,564	468,735
Ardmore Shipping Corporation	43,784	531,975
Atkore, Inc.	10,886	908,437
Boise Cascade Company	5,806	690,101
CH Robinson Worldwide, Inc.	13,067	1,350,082
CTS Corporation	9,287	489,703
Dorian LPG, Ltd.	21,303	519,154
Genco Shipping & Trading, Ltd.	31,904	444,742
Gibraltar Industries, Inc. (a)	7,594	447,287
Hub Group, Inc. - Class A	11,675	520,238
International Seaways, Inc.	14,120	507,473
Kennametal, Inc.	18,993	456,212
Masterbrand, Inc. (a)	29,242	427,226
Matson, Inc.	6,050	815,782
Mohawk Industries, Inc. (a)	10,113	1,204,762
Oshkosh Corporation	7,672	729,377
Owens Corning	7,943	1,352,852
Teekay Tankers, Ltd.	12,890	512,893
Terex Corporation	10,971	507,080
World Kinect Corporation	17,796	489,568
Worthington Enterprises, Inc.	12,322	494,235
		15,144,655

Technology - 10.7%
Adeia, Inc.	39,563	553,091
Amdocs, Ltd.	9,961	848,080
ASGN, Inc. (a)	8,033	669,470
Axcelis Technologies, Inc. (a)	10,170	710,578
Cohu, Inc. (a)	18,450	492,615
Diodes, Inc. (a)	9,162	565,021
Dropbox, Inc. - Class A (a)	22,055	662,532
DXC Technology Company (a)	24,071	480,939
Genpact, Ltd.	15,339	658,810
GigaCloud Technology, Inc. - Class A (a)	22,801	422,274
Kulicke & Soffa Industries, Inc.	11,667	544,382
Maximus, Inc.	12,462	930,288
NCR Voyix Corporation (a)	35,381	489,673
NetScout Systems, Inc. (a)	22,328	483,624
Photronics, Inc. (a)	20,202	475,959
Qorvo, Inc. (a)	15,132	1,058,181
Teradata Corporation (a)	17,374	541,200
		10,586,717
TOTAL COMMON STOCKS (Cost $100,669,967)		97,213,960

MASTER LIMITED PARTNERSHIPS - 1.5%	Units	Value
Energy - 1.5%
Alliance Resource Partners LP	18,421	484,288
Black Stone Minerals LP	31,738	463,375
Kimbell Royalty Partners LP	30,815	500,127
		1,447,790
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,315,774)		1,447,790

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.41% (d)	6,359	6,359
TOTAL SHORT-TERM INVESTMENTS (Cost $6,359)		6,359

TOTAL INVESTMENTS - 99.9% (Cost $101,992,100)		98,668,109
Other Assets in Excess of Liabilities - 0.1%		98,818
TOTAL NET ASSETS - 100.0%		$98,766,927
two		–%
Percentages are stated as a percent of net assets.		–%

LP Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Distillate Small/Mid Cash Flow ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$97,213,960	$–	$–	$97,213,960
Master Limited Partnerships	1,447,790	–	–	1,447,790
Money Market Funds	6,359	–	–	6,359
Total Investments	$98,668,109	$–	$–	$98,668,109

Refer to the Schedule of Investments for further disaggregation of investment categories.